Income Taxes - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Average effective tax rate	31.10%	0.00%	0.00%
Current tax expense (income), related to Pillar Two income taxes	₩ 3,727
Top of range [member] | Pillar Two Model Rules [member]
Income Taxes [Line Items]
Average effective tax rate	15.00%